Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 3.3%
33,504		Ampol Ltd.	$726,565	0.3
84,178		ANZ Group Holdings Ltd.	1,498,068	0.6
9,191		ASX Ltd.	449,763	0.2
252,946		Aurizon Holdings Ltd.	661,141	0.2
87,925		Brambles Ltd.	747,676	0.3
39,767		Computershare Ltd.	669,751	0.2
83,366	(1)	Lottery Corp. Ltd./The	278,039	0.1
342,023		Medibank Pvt Ltd.	712,532	0.3
4,044		Rio Tinto Ltd.	362,898	0.1
75,517		Santos Ltd.	385,506	0.1
17,000		Sonic Healthcare Ltd.	380,759	0.1
36,370		Suncorp Group Ltd.	323,306	0.1
150,936		Telstra Group Ltd.	436,234	0.2
134,715		Transurban Group - Stapled Security	1,320,767	0.5
			8,953,005	3.3

		Belgium: 0.1%
3,645		UCB S.A.	299,270	0.1

		Canada: 2.7%
27,988		BCE, Inc.	1,323,096	0.5
32,494		Canadian Imperial Bank of Commerce - XTSE	1,483,361	0.5
13,652		Canadian Utilities Ltd.	379,430	0.1
7,917		iA Financial Corp., Inc.	488,688	0.2
13,158		Royal Bank of Canada	1,346,506	0.5
8,661		Sun Life Financial, Inc.	435,214	0.2
27,375		Suncor Energy, Inc.	950,116	0.3
11,251		TC Energy Corp.	484,777	0.2
28,637		TELUS Corp.	617,055	0.2
			7,508,243	2.7

		China: 0.2%
130,500		BOC Hong Kong Holdings Ltd.	456,083	0.2

		Denmark: 0.4%
499		AP Moller - Maersk A/S - Class B	1,085,471	0.4

		Finland: 0.2%
81,877		Nokia OYJ - Finland	388,219	0.1
5,703		Orion Oyj	305,535	0.1
			693,754	0.2

		France: 3.2%
7,895		Air Liquide SA	1,257,085	0.5
49,426		AXA S.A.	1,542,037	0.6
11,859		BNP Paribas	814,495	0.3
15,379		Bouygues SA	506,643	0.2
1,970		Dassault Aviation SA	336,402	0.1
13,804		Edenred	751,893	0.3
3,716		Eiffage SA	396,906	0.1
2,677		Ipsen SA	281,178	0.1
9,957	(2)	La Francaise des Jeux SAEM	426,038	0.2
139,495		Orange SA	1,476,236	0.5
7,136		Thales S.A.	943,799	0.3
			8,732,712	3.2

		Germany: 0.8%
15,434		GEA Group AG	696,378	0.3
7,902	(2)	Scout24 SE	460,037	0.2
8,550		Symrise AG	908,943	0.3
			2,065,358	0.8

		Hong Kong: 2.0%
129,500		CK Asset Holdings Ltd.	827,960	0.3
103,000		CK Hutchison Holdings Ltd.	655,487	0.2
268,000		HKT Trust & HKT Ltd. - Stapled Security	351,127	0.1
14,900		Jardine Matheson Holdings Ltd.	789,998	0.3
87,700		Link REIT	701,983	0.3
148,000		MTR Corp.	792,024	0.3
119,500		Power Assets Holdings Ltd.	676,151	0.3
269,000		SITC International Holdings Co. Ltd.	587,657	0.2
			5,382,387	2.0

		Ireland: 0.6%
8,782		CRH PLC	410,316	0.1
12,393		DCC PLC	705,879	0.3
7,119		Medtronic PLC	595,789	0.2
			1,711,984	0.6

		Israel: 0.4%
130,755		Bank Leumi Le-Israel BM	1,155,532	0.4

		Italy: 1.1%
121,903		ENI S.p.A.	1,875,865	0.7
76,289	(2)	Poste Italiane SpA	815,071	0.3
83,386		Snam SpA	424,727	0.1
			3,115,663	1.1

		Japan: 7.6%
2,800		Hirose Electric Co., Ltd.	364,516	0.1
15,500		Honda Motor Co., Ltd.	383,416	0.1
218,400		Japan Post Holdings Co. Ltd.	1,917,435	0.7
91,200		Japan Tobacco, Inc.	1,859,743	0.7
20,000		McDonald's Holdings Co. Japan Ltd.	790,148	0.3
49,100		Mitsubishi UFJ Financial Group, Inc.	359,652	0.1
89,900		Mizuho Financial Group, Inc.	1,404,280	0.5
18,000		Nintendo Co., Ltd.	780,440	0.3
22,800		Nomura Real Estate Holdings, Inc.	502,522	0.2
14,300		Ono Pharmaceutical Co., Ltd.	310,291	0.1
30,000		ORIX Corp.	527,490	0.2
3,500		Rohm Co., Ltd.	280,460	0.1
21,500		Secom Co., Ltd.	1,280,880	0.5
29,200		Sekisui Chemical Co., Ltd.	409,042	0.1
72,000		Sekisui House Ltd.	1,360,747	0.5
16,000		Sompo Holdings, Inc.	688,782	0.3
86,800		Sumitomo Chemical Co., Ltd.	333,193	0.1

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
54,700		Sumitomo Mitsui Financial Group, Inc.	$2,377,322	0.9
34,900		Sumitomo Mitsui Trust Holdings, Inc.	1,271,359	0.5
58,600		Takeda Pharmaceutical Co., Ltd.	1,842,231	0.7
64,900		Tokio Marine Holdings, Inc.	1,359,312	0.5
14,200		Tokyo Gas Co., Ltd.	297,344	0.1
			20,700,605	7.6

		Netherlands: 1.3%
85,431		Koninklijke KPN NV	292,074	0.1
37,000		NN Group NV	1,607,572	0.6
15,557		Wolters Kluwer NV	1,696,064	0.6
			3,595,710	1.3

		New Zealand: 0.1%
98,881		Spark New Zealand Ltd.	333,401	0.1

		Singapore: 0.1%
65,900		Singapore Airlines Ltd.	297,991	0.1

		Spain: 1.3%
22,836	(3)	ACS Actividades de Construccion y Servicios SA	675,799	0.2
10,510		Industria de Diseno Textil SA	328,130	0.1
40,994		Red Electrica Corp. SA	725,546	0.3
112,870		Repsol SA	1,854,090	0.7
			3,583,565	1.3

		Switzerland: 2.5%
16,291		Holcim AG	973,953	0.4
11,800		Novartis AG	1,066,827	0.4
2,666		Roche Holding AG-GENUSSCHEIN	832,247	0.3
2,477		Swisscom AG	1,463,550	0.5
5,027		Zurich Insurance Group AG	2,485,997	0.9
			6,822,574	2.5

		United Kingdom: 4.9%
54,304		3i Group PLC	1,059,456	0.4
145,992		Amcor PLC	1,760,664	0.7
165,515		BAE Systems PLC	1,752,148	0.6
202,016		BP PLC	1,220,226	0.4
48,564		British American Tobacco PLC	1,861,641	0.7
85,989		GSK PLC	1,510,398	0.6
67,140		Imperial Brands PLC	1,684,288	0.6
196,573		NatWest Group PLC	749,936	0.3
25,043		Smiths Group PLC	534,592	0.2
121,114		The Sage Group PLC	1,163,622	0.4
			13,296,971	4.9

		United States: 66.4%
17,329		3M Co.	1,994,221	0.7
27,354		AbbVie, Inc.	4,041,554	1.5
10,433		AECOM	910,488	0.3
6,874		Air Products & Chemicals, Inc.	2,203,186	0.8
6,280		Allison Transmission Holdings, Inc.	283,102	0.1
3,318		Allstate Corp.	426,263	0.2
49,742		Altria Group, Inc.	2,240,380	0.8
19,454		Amdocs Ltd.	1,788,406	0.7
15,524		American Electric Power Co., Inc.	1,458,635	0.5
10,777		Amgen, Inc.	2,720,115	1.0
70,789		Antero Midstream Corp.	771,600	0.3
1,042		Aon PLC	332,065	0.1
4,608		Aptargroup, Inc.	532,869	0.2
8,373		Assurant, Inc.	1,110,176	0.4
153,616		AT&T, Inc.	3,129,158	1.1
12,318		Avnet, Inc.	565,150	0.2
18,324		Axis Capital Holdings Ltd.	1,146,533	0.4
23,940		Bank OZK	1,093,340	0.4
3,777		Booz Allen Hamilton Holding Corp.	357,455	0.1
42,104		Bristol-Myers Squibb Co.	3,058,856	1.1
21,316		Cardinal Health, Inc.	1,646,661	0.6
5,105		Cheniere Energy, Inc.	779,993	0.3
6,388		Chevron Corp.	1,111,640	0.4
4,519		Cigna Corp.	1,431,032	0.5
73,057		Cisco Systems, Inc.	3,555,684	1.3
12,591		Citizens Financial Group, Inc.	545,442	0.2
9,167		Coca-Cola Co.	562,120	0.2
25,705		Colgate-Palmolive Co.	1,915,794	0.7
17,092		Commerce Bancshares, Inc.	1,137,644	0.4
15,517		Consolidated Edison, Inc.	1,478,925	0.5
10,740		Cullen/Frost Bankers, Inc.	1,399,207	0.5
13,228		CVS Health Corp.	1,166,974	0.4
11,618		Digital Realty Trust, Inc.	1,331,655	0.5
36,161		Dow, Inc.	2,146,155	0.8
28,404		DT Midstream, Inc.	1,552,563	0.6
13,150		DTE Energy Co.	1,530,266	0.6
22,106		Duke Energy Corp.	2,264,760	0.8
12,791		Edison International	881,300	0.3
11,511		Electronic Arts, Inc.	1,481,236	0.5
1,979		Elevance Health, Inc.	989,480	0.4
22,269		Emerson Electric Co.	2,009,109	0.7
4,052		Erie Indemnity Co.	990,106	0.4
4,295		Everest Re Group Ltd.	1,501,919	0.6
23,951		Evergy, Inc.	1,500,530	0.6
7,324		Eversource Energy	602,985	0.2
20,295		First Hawaiian, Inc.	556,895	0.2
59,795		Flowers Foods, Inc.	1,655,724	0.6
3,373		FMC Corp.	449,048	0.2
85,677		FNB Corp.	1,222,611	0.4
7,009		Fortive Corp.	476,822	0.2
23,670		Gaming and Leisure Properties, Inc.	1,267,765	0.5
2,567		General Dynamics Corp.	598,265	0.2
24,318		General Mills, Inc.	1,905,559	0.7
20,162		Genpact Ltd.	953,259	0.4
40,276		Gentex Corp.	1,188,545	0.4
10,324		Genuine Parts Co.	1,732,574	0.6
29,420		Gilead Sciences, Inc.	2,469,515	0.9
35,429		H&R Block, Inc.	1,381,022	0.5
5,454		Hancock Whitney Corp.	280,772	0.1

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
7,408		Hanover Insurance Group, Inc.	$996,969	0.4
23,434		Hartford Financial Services Group, Inc.	1,818,713	0.7
10,365		International Bancshares Corp.	485,808	0.2
4,942		International Business Machines Corp.	665,836	0.2
26,452		Iron Mountain, Inc.	1,443,750	0.5
6,584		Jack Henry & Associates, Inc.	1,185,713	0.4
33,548		Johnson & Johnson	5,482,414	2.0
4,083		Johnson Controls International plc	284,054	0.1
53,158		Juniper Networks, Inc.	1,717,003	0.6
13,651		Kellogg Co.	936,186	0.3
30,436		Keurig Dr Pepper, Inc.	1,073,782	0.4
21,972		Kilroy Realty Corp.	901,731	0.3
11,845		Kimberly-Clark Corp.	1,539,968	0.6
97,557		Kinder Morgan, Inc.	1,785,293	0.7
3,843		Lamar Advertising Co.	409,433	0.2
15,000		Leidos Holdings, Inc.	1,482,600	0.5
7,455		Life Storage, Inc.	805,438	0.3
7,666		LKQ Corp.	451,987	0.2
1,986		Lockheed Martin Corp.	920,034	0.3
15,840		Loews Corp.	973,843	0.4
19,595		Marathon Petroleum Corp.	2,518,349	0.9
10,300		Marsh & McLennan Cos., Inc.	1,801,573	0.7
15,712		MAXIMUS, Inc.	1,176,043	0.4
10,048		McDonald's Corp.	2,686,835	1.0
3,903		McKesson Corp.	1,477,988	0.5
22,086		MDU Resources Group, Inc.	682,678	0.3
39,340		Merck & Co., Inc.	4,225,509	1.5
26,064		Metlife, Inc.	1,903,193	0.7
27,710		MGIC Investment Corp.	391,265	0.1
2,330		Mid-America Apartment Communities, Inc.	388,458	0.1
13,858		Mondelez International, Inc.	906,868	0.3
8,226		Morgan Stanley	800,637	0.3
8,155		MSC Industrial Direct Co.	674,419	0.2
18,193		National Fuel Gas Co.	1,056,286	0.4
34,351		National Retail Properties, Inc.	1,626,520	0.6
14,876		NetApp, Inc.	985,237	0.4
43,193		NiSource, Inc.	1,198,606	0.4
65,490		Old Republic International Corp.	1,728,281	0.6
8,505		ONE Gas, Inc.	700,472	0.3
15,861		Oneok, Inc.	1,086,161	0.4
10,606		Packaging Corp. of America	1,513,476	0.6
39,612		Patterson Cos., Inc.	1,195,886	0.4
19,559		PepsiCo, Inc.	3,344,980	1.2
56,853		Pfizer, Inc.	2,510,628	0.9
29,857		Philip Morris International, Inc.	3,112,294	1.1
21,868		Phillips 66	2,192,704	0.8
12,666		Popular, Inc.	869,394	0.3
57,034		PPL Corp.	1,688,206	0.6
21,564		Premier, Inc.	719,375	0.3
4,408		Procter & Gamble Co.	627,611	0.2
20,633		Prosperity Bancshares, Inc.	1,565,219	0.6
19,108		Reynolds Consumer Products, Inc.	568,845	0.2
5,182		Ryder System, Inc.	489,233	0.2
8,140		Sempra Energy	1,305,086	0.5
20,957		Service Corp. International	1,553,962	0.6
8,355		Silgan Holdings, Inc.	450,251	0.2
6,010		Snap-On, Inc.	1,494,867	0.5
19,545		Sonoco Products Co.	1,194,395	0.4
17,849		Spirit Realty Capital, Inc.	783,214	0.3
10,440		Targa Resources Corp.	783,209	0.3
10,911		Texas Instruments, Inc.	1,933,538	0.7
10,883		Travelers Cos, Inc.	2,079,959	0.8
4,493		U-Haul Holding Co. - Non-Voting	277,622	0.1
6,602		UMB Financial Corp.	595,434	0.2
6,640		United Parcel Service, Inc. - Class B	1,229,927	0.5
1,530		UnitedHealth Group, Inc.	763,761	0.3
36,718		Unum Group	1,543,258	0.6
42,384		US Bancorp	2,110,723	0.8
5,942		Valero Energy Corp.	832,058	0.3
81,636		Verizon Communications, Inc.	3,393,609	1.2
15,740		Washington Federal, Inc.	558,140	0.2
12,141		Wells Fargo & Co.	569,049	0.2
18,368		Wendy's Company	409,606	0.2
13,141		WestRock Co.	515,653	0.2
57,510		Williams Cos., Inc.	1,854,122	0.7
			181,820,335	66.4

		Total Common Stock
		(Cost $246,923,324)	271,610,614	99.2

EXCHANGE-TRADED FUNDS: 0.3%
6,268		iShares MSCI EAFE Value Index ETF	311,144	0.1
3,947		iShares Russell 1000 Value ETF	629,349	0.2

		Total Exchange-Traded Funds
		(Cost $820,012)	940,493	0.3

RIGHTS: 0.0%
		Spain: 0.0%
22,836	(1),(3)	ACS Actividades de Construccion y Servicios SA	11,586	0.0

		Total Rights
		(Cost $11,900)	11,586	0.0

		Total Long-Term Investments
		(Cost $247,755,236)	272,562,693	99.5

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Repurchase Agreements: 0.3%
701,385	(4) Bank of America Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $701,468, collateralized by various U.S. Government Agency Obligations, 0.010%-5.500%, Market Value plus accrued interest $715,413, due 02/25/32-09/01/61)
	(Cost $701,385)	$701,385	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
3,988,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.230%
	(Cost $3,988,000)	3,988,000	1.4

	Total Short-Term Investments
	(Cost $4,689,385)	4,689,385	1.7

	Total Investments in Securities (Cost $252,444,621)	$277,252,078	101.2
	Liabilities in Excess of Other Assets	(3,336,892)	(1.2)
	Net Assets	$273,915,186	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2023.

Sector Diversification	Percentage of Net Assets
Financials	21.9%
Health Care	15.1
Industrials	11.2
Consumer Staples	9.4
Energy	8.3
Utilities	6.6
Information Technology	6.6
Communication Services	5.7%
Materials	5.5
Consumer Discretionary	4.9
Real Estate	4.0
Exchange-Traded Funds	0.3
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,953,005	$–	$8,953,005
Belgium	–	299,270	–	299,270
Canada	7,508,243	–	–	7,508,243
China	–	456,083	–	456,083
Denmark	–	1,085,471	–	1,085,471
Finland	–	693,754	–	693,754
France	–	8,732,712	–	8,732,712
Germany	–	2,065,358	–	2,065,358
Hong Kong	789,998	4,592,389	–	5,382,387
Ireland	595,789	1,116,195	–	1,711,984
Israel	–	1,155,532	–	1,155,532
Italy	–	3,115,663	–	3,115,663
Japan	–	20,700,605	–	20,700,605
Netherlands	–	3,595,710	–	3,595,710
New Zealand	–	333,401	–	333,401
Singapore	–	297,991	–	297,991
Spain	–	3,583,565	–	3,583,565
Switzerland	–	6,822,574	–	6,822,574
United Kingdom	1,760,664	11,536,307	–	13,296,971
United States	181,820,335	–	–	181,820,335
Total Common Stock	192,475,029	79,135,585	–	271,610,614
Exchange-Traded Funds	940,493	–	–	940,493
Rights	11,586	–	–	11,586
Short-Term Investments	3,988,000	701,385	–	4,689,385
Total Investments, at fair value	$197,415,108	$79,836,970	$–	$277,252,078

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $253,045,641.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,726,806
Gross Unrealized Depreciation	(7,475,964)

Net Unrealized Appreciation	$24,250,842